AQUILA INVESTMENT MANAGEMENT LLC
                         380 Madison Avenue, Suite 2300
                             New York, NY 10017-2513

                               Tel: (212) 697-6666
                               FAX: (212) 687-5373



                                            November 12, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Tax-Free Trust of Arizona
                    File Nos. 33-1857 and 811-4503


Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus for Class A Shares and Class C Shares and a Statement of Additional Information ("SAI") dated October 31, 2004 of the above-named trust. The Prospectus and SAI were filed electronically with the Securities and Exchange Commission on October 28, 2004, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000784056-04-000026).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (212) 697-6666 with any questions you may have.

                                             Very truly yours,


                                             /s/ Diana P. Herrmann

                                             Diana P. Herrmann
                                             President, Vice Chair of the Board
                                              and Trustee of the Trust